BEA Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

                 ---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.                  Hal Liebes
CHAIRMAN OF THE BOARD                   SENIOR VICE PRESIDENT
Prof. Enrique R. Arzac                  Michael A. Pignataro
DIRECTOR                                SECRETARY
Lawrence J. Fox                         Wendy S. Setnicka
DIRECTOR                                VICE PRESIDENT
James S. Pasman, Jr.                    AND ASSISTANT SECRETARY
DIRECTOR                                Paul P. Stamler
Richard J. Lindquist                    TREASURER
PRESIDENT AND CHIEF                     Paul Roselli
INVESTMENT OFFICER                      ASSISTANT TREASURER
Suzanne E. Moran
INVESTMENT OFFICER

            --------------------------------------------------------

INVESTMENT ADVISER
BEA Associates
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232
            --------------------------------------------------------

ADMINISTRATOR
Chase Global Funds Services Co.
73 Tremont Street
Boston, Massachusetts 02108
            --------------------------------------------------------

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
            --------------------------------------------------------

SHAREHOLDER SERVICING AGENT
The Chase Manhattan Bank
4 New York Plaza
New York, New York 10004
Phone 1-800-428-8890
            --------------------------------------------------------

LEGAL COUNSEL
Willkie Farr & Gallagher
153 East 53rd Street
New York, New York 10022
            --------------------------------------------------------

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

            --------------------------------------------------------

INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND REINVESTMENT AND DIRECT CASH PURCHASES

The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $3,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A description of the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan, is included at the back of this report.

            --------------------------------------------------------

                             BEA Income Fund, Inc.

                 ---------------------------------------------

                               SEMI-ANNUAL REPORT
                                 June 30, 1997

BEA INCOME FUND, INC.

----------
Dear Shareholders:                                               August 11, 1997

We are pleased to report on the activities of the BEA Income Fund, Inc. ("the Fund") for the six-months ended June 30, 1997.

    At June 30, 1997, the Fund's net asset value ("NAV") was $8.19, compared to an NAV of $8.12 at December 31, 1996. As a result, the Fund's total return (based on NAV and assuming reinvestment of dividends of $0.40 per share) for the period was 6.01%. The Fund's total return for the quarter ended June 30, 1997 was 4.40% (based on NAV and assuming reinvestment of dividends of $.18 per share).

THE MARKET

    Performance of fixed income markets during the second quarter was broadly positive. Prices of most debt subcategories, which had fallen in March over concern about a hike in interest rates, erased March's losses and rose even higher.

    The market's turnaround is attributable to two factors. First, the Federal Reserve chose not to raise interest rates at its Open Market Committee meetings in May and July. Second, government data increasingly suggested an absence of inflationary pressures on the economy.

    Both the investment-grade and high yield debt sectors generated strong returns in the quarter. The Lehman Brothers Aggregate Bond Index rose 3.7%, reflecting strong performance from investment-grade subcategories. High grade corporate bonds and mortgage-backed securities were most notable in this regard.

    High yield generated the best returns of any U.S. debt sector both for the quarter and the year to date, with the yield spreads between high yield and Treasury instruments narrowing to record lows. The Salomon Brothers High-Yield Market Index returned 4.5% and 6.0% in the quarter and six months, respectively, versus the 3.7% and 3.1% gains posted by the Lehman Aggregate index during the same periods.

    The vitality of the high yield market is reflected by several meaningful indicators:

- MUTUAL FUND INFLOWS. According to Chase Securities, individuals poured $5.1 billion of net new cash into high yield mutual funds during the quarter, up from $4.2 billion in the first quarter and $3.9 billion in the second quarter of 1996. The year-to-date total of $9.3 billion is 45.3% higher than the $6.4 billion taken in during 1996's first six months.

- NEW ISSUES. The decline in interest rates during the quarter made terms more attractive both for new issues and refinancings of outstanding paper. Chase Securities calculates total new supply at $33.9 billion, compared to $25.8 billion in the first quarter and $22.8 in last year's second quarter. The $59.7 billion in year-to-date new issuance is a six-month record and not far from the $73.6 billion recorded in all of 1996.

- YIELDS. Lower market yields mean that prices are strengthening. The average market-weighted new-issue offer yield in June was 9.73%, down from 9.97% in May and 10.62% for 1996 as a whole. The average yield for the overall high yield market dropped to 9.21%, versus 9.39% on July 1, 1996.

- MARKET SIZE. The size of the high yield market at June 30, 1997 was estimated by Chase Securities at $388 billion, the highest such level ever.

PORTFOLIO REVIEW

    Our general strategy during the quarter was to maintain existing positions and adjust the portfolio only as necessary. The Fund's performance, then, is primarily attributable to the strength of its individual high yield holdings and sector weightings. Positions in investment-grade securities tended to detract from overall returns.

    Portfolio weightings were responsible for the positive showing of the Fund's five most heavily weighted sectors. Since the top four (I.E., cable and media, telecommunications, gaming and metals/mining) all generated higher returns for the Fund than they did within standard high yield market indices, for example, our overweighting of these sectors relative to the indices was especially fruitful. Our underweighting of the fifth-largest sector, energy, succeeded because the indices' energy components generally performed poorly.

OUTLOOK

    In light of the Fed's decision to leave interest rates unchanged, we view the fundamental environment for high yield securities as remaining positive through the second half of 1997. Technical factors, however, may present some danger. These include the potential for excess supply in the market from new issues and refinancings; and the surge of the equity market, which creates additional downside risk for issuers whose earnings do not meet expectations. We are monitoring market conditions accordingly.

    The longer-term outlook remains bright. As long as interest rates and the threat of inflation continue to be relatively low, investors should have ample liquidity and will seek out the highest yields available in the marketplace. Two other auspicious factors that we have previously noted are worthy of reiteration. These are the need for greater diversification of retirement plan assets as cash inflows rise, and the increasing comfort level of many institutional investors with below-investment-grade fixed income in their asset mixes.

    We see several new areas of opportunity in the investment-grade sector. There are pockets of value in the AA and AAA corporate sectors, which have been overlooked due to investors' preference for higher-yielding securities. The industries we favor include cable and media, energy, transportation and electric utilities. We also like mortgage-backed bonds, which are attractive at the current low level of interest-rate volatility; taxable municipals; AA and AAA corporates of intermediate maturity; and securitizations of non-viable utility plant and equipment.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to BEA Associates at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 428-8890.

Sincerely yours,

           [SIGNATURE]

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

            [SIGNATURE]

William W. Priest, Jr.
CHAIRMAN OF THE BOARD*

    *Richard J. Lindquist, who is a member of the Management Committee and is an Executive Director of BEA Associates, is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to November 21, 1996, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined BEA Associates on May 1, 1995 as a result of BEA's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining BEA Associates, Mr. Lindquist served various offices at CSFBIM beginning in July, 1989. Mr. Lindquist is also President and Chief Investments Officer of BEA Strategic Global Income Fund, Inc.

    William W. Priest, Jr. who is Chairman of the Management Committee and holds the offices of Executive Director and Chief Executive Officer of BEA Associates, joined BEA Associates in 1972. Mr. Priest is Director and President of The Indonesia Fund, Inc. and Director and Chairman of the Board of BEA Strategic Global Income Fund, Inc., The Brazilian Equity Fund, Inc., The Chile Fund, Inc., The Emerging Markets Infrastructure Fund, Inc., The Emerging Markets Telecommunications Fund, Inc., The First Israel Fund, Inc., The Latin America Equity Fund, Inc., The Latin America Investment Fund, Inc. and The Portugal Fund, Inc., all of which are managed by BEA Associates.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
---------
JUNE 30, 1997

                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
CORPORATE OBLIGATIONS (77.5%)
--------------------------------------------------------------------------------
----------------
BROADCASTING (4.8%)
         (8) Benedek Communications Corp.
             Sr. Sub. Discount Notes
             0.00%, 5/15/06                         B3    $         250   $     153,125
      (3)(8) Capstar Broadcasting Partners,
             Inc.
             Sr. Discount Notes
             0.00%, 2/1/09                         N/R            2,000       1,290,000
         (8) Commodore Media, Inc.
             Gtd. Sr. Sub. Notes
             7.50%, 5/1/03                          B3              300         327,000
         (8) EchoStar Communications Corp.
             Gtd. Sr. Discount Notes
             0.00%, 6/1/04                          B2            1,500       1,269,375
            Granite Broadcasting Corp.
             Sr. Sub. Notes
             9.375%, 12/1/05                        B3              300         285,000
            Pegasus Media &
             Communications, Inc.
             Series B, Notes
             12.50%, 7/1/05                         B3              250         275,625
            SFX Broadcasting, Inc.
             Series B, Sr. Sub. Notes
             10.75%, 5/15/06                        B3              650         711,750
            Sinclair Broadcast Group
             Sr. Sub. Notes
             10.00%, 9/30/05                        B2            1,000       1,030,000
         (8) Spanish Broadcasting System,
             Inc.
             Sr. Notes
             12.50%, 6/15/02                        B2              500         552,500
            Turner Broadcasting Systems,
             Inc.
             Sr. Notes
             7.40%, 2/1/04                         Ba1            1,820       1,826,825
         (8) UIH Australia/Pacific, Inc.
             Series B, Sr. Discount Notes
             0.00%, 5/15/06                         B3            1,500         928,125
            United International Holdings:
             Sr. Secured Discount Notes
             Zero Coupon, 11/15/99                  B3            2,200       1,694,000
             Series B, Sr. Secured
             Discount Notes
             Zero Coupon, 11/15/99                  B3            1,000         780,000
            Univision Network
             Holding L.P.
             Sub. Notes
             Zero Coupon, 12/17/02                 N/R            1,500       1,365,000
            Young Broadcasting, Inc.:
         (3)  Sr. Sub. Debentures
             8.75%, 6/15/07                         B2              750         727,500
             Series B, Gtd. Sr. Sub. Notes
             9.00%, 1/15/06                         B2              300         300,000
                                                                          -------------
            GROUP TOTAL                                                      13,515,825
                                                                          -------------
--------------------------------------------------------------------------------
----------------

                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
CABLE (6.9%)
         (8) Australis Holdings Pty. Ltd.
             Yankee Sr. Secured
             Discount Notes 0.00%, 11/1/02          B2    $       2,250   $   1,223,103
         (3) CCA Holdings Corp.
             Sr. Sub. Notes
             13.00%, 12/31/99                      N/R            1,500       1,627,500
            Cablevision System Corp.:
             Sr. Sub. Debentures
             9.875%, 2/15/13                        B2              850         896,750
             Sr. Sub. Notes
             9.875%, 5/15/06                        B2              400         429,000
            Century Communications Corp.
             Sr. Notes
             9.75%, 2/15/02                        Ba3              500         521,250
            Charter Communications
             Southeast L.P.
             Series B, Sr. Notes
             11.25%, 3/15/06                        B3              450         486,000
            Comcast Corp.
             Sr. Sub. Notes:
             9.375%, 5/15/05                        B1              180         189,000
             9.125%, 10/15/06                       B1              750         783,750
            Continental Cablevision, Inc.
             Sr. Debentures
             9.50%, 8/1/13                        Baa2              600         681,000
      (3)(8) DIVA Systems Corp.
             Units
             0.00%, 5/15/06                        N/R            1,925       1,155,000
         (4) Falcon Holding Group L.P.
             Sr. Sub. Notes
             11.00%, 9/15/03                       N/R            1,660       1,668,765
            Helicon Group L.P.
             Series B, Sr. Secured Notes
             11.00%, 11/1/03                        B1            2,000       2,027,500
            Lenfest Communications, Inc.:
             Sr. Notes
             8.375%, 11/1/05                       Ba3              250         246,875
             Sr. Sub. Notes
             10.50%, 6/15/06                        B2            1,000       1,090,000
         (8) Marcus Cable Co.
             Sr. Discount Notes
             0.00%, 12/15/05                       Caa            1,600       1,272,000
            NTL, Inc.:
         (8)  Series A, Sr. Deferred Coupon
             Notes
             0.00%, 4/15/05                         B3            1,000         777,500
         (8)  Series B, Sr. Deferred Coupon
             Notes
             0.00%, 2/1/06                          B3            1,000         695,000
             Series B, Sr. Notes
             10.00%, 2/15/07                        B3              500         512,500
         (3) OpTel, Inc.
             Units
             13.00%, 2/15/05                        B3              500         487,500
         (9) TCI Communications, Inc.
             Remarket Floating Rate Reset
             Notes
             6.463%, 9/15/03                       Ba1            1,140       1,139,430

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
         (8) Telewest Communications plc
             Yankee Sr. Sub. Discount
             Debentures
             0.00%, 10/1/07                         B1    $       2,450   $   1,776,250
                                                                          -------------
            GROUP TOTAL                                                      19,685,673
                                                                          -------------
--------------------------------------------------------------------------------
----------------
CHEMICALS (2.4%)
            Harris Chemical N.A.
             Sr. Secured Debentures
             10.25%, 7/15/01                        B2            1,050       1,092,000
            ISP Holdings Inc.
             Series B, Sr. Notes
             9.75%, 2/15/02                        Ba3              289         308,146
            LaRoche Industries, Inc.
             Sr. Sub. Notes
             13.00%, 8/15/04                        B3              400         442,000
            NL Industries Inc.:
             Sr. Secured Debentures
             11.75%, 10/15/03                       B1              250         271,250
         (8)  Sr. Secured Discount
             Debentures
             0.00%, 10/15/05                        B2              800         748,000
            Rexene Corp.
             Sr. Notes
             11.75%, 12/1/04                        B1            1,000       1,151,250
         (8) Sterling Chemical Holdings,
             Inc.
             Sr. Secured Discount Notes
             0.00%, 8/15/08                        Caa            1,000         672,500
            Texas Petrochemical Corp.
             Series B, Sr. Sub. Notes
             11.125%, 7/1/06                        B3              350         377,125
            UCC Investor's Holdings, Inc.
             Sr. Sub. Notes
             11.00%, 5/1/03                         B3            1,500       1,612,500
                                                                          -------------
            GROUP TOTAL                                                       6,674,771
                                                                          -------------
--------------------------------------------------------------------------------
----------------
CONSTRUCTION & BUILDING MATERIALS (1.0%)
            Atrium Companies Inc.
             Sr. Sub. Notes
             10.50%, 11/15/06                       B3              750         772,500
         (8) Building Materials Corp.
             Series B, Sr. Deferred Notes
             0.00%, 7/1/04                         Ba3              900         816,750
         (3) Collins & Aikman Floor
             Coverings, Inc.
             Sr. Sub. Notes
             10.00%, 1/15/07                        B3              550         556,875
         (3) MMI Products, Inc.
             Sr. Sub. Notes
             11.25%, 4/15/07                        B2              150         160,125
         (8) Waxman Industries Inc.
             Series B, Sr. Secured
             Deferred Notes
             0.00%, 6/1/04                         Caa              600         510,000
                                                                          -------------
            GROUP TOTAL                                                       2,816,250
                                                                          -------------
--------------------------------------------------------------------------------
----------------
                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
CONSUMER PRODUCTS & SERVICES (1.8%)
      (3)(8) Coinstar, Inc.
             Sr. Discount Notes
             0.00%, 10/1/06                        N/R    $       1,700   $   1,294,125
            Jordan Industries, Inc.
             Sr. Notes
             10.375%, 8/1/03                        B3            1,440       1,526,400
            Renaissance Cosmetics, Inc.
             Sr. Notes
             11.75%, 2/15/04                       N/R              900         942,750
            Revlon Consumer Products, Inc.
             Series B, Sr. Sub. Notes
             10.50%, 2/15/03                        B3              800         852,000
         (4) Town & Country Corp.
             Sr. Sub. Notes
             13.00%, 5/31/98                        Ca              878         535,689
                                                                          -------------
            GROUP TOTAL                                                       5,150,964
                                                                          -------------
--------------------------------------------------------------------------------
----------------
ELECTRONICS (1.4%)
            Advanced Micro Devices, Inc.
             Sr. Secured Notes
             11.00%, 8/1/03                        Ba1              850         954,125
            Celestica International Inc.
             Gtd. Sr. Sub. Yankee Notes
             10.50%, 12/31/06                      N/R            1,100       1,188,000
            Unisys Corp.:
             Series B, Sr. Notes
             12.00%, 4/15/03                        B1            1,000       1,092,500
             Sr. Notes
             11.75%, 10/15/04                       B1              225         245,812
         (3) Viasystems, Inc.
             Sr. Sub. Notes
             9.75%, 6/1/07                          B3              400         410,000
                                                                          -------------
            GROUP TOTAL                                                       3,890,437
                                                                          -------------
--------------------------------------------------------------------------------
----------------
ENERGY (4.2%)
            Abraxas Petroleum Corp.
             Series B, Sr. Notes
             11.50%, 11/1/04                        B2            1,550       1,701,125
         (3) Belden & Blake Energy Co.
             Gtd. Sr. Sub. Notes
             9.875%, 6/15/07                       N/R              500         500,000
            Bellwether Exploration Co.
             Gtd. Sr. Sub. Notes
             10.875%, 4/1/07                        B3            1,450       1,555,125
            Dawson Production Services,
             Inc.
             Sr. Notes
             9.375%, 2/1/07                         B1              300         307,500
            Forcenergy, Inc.
             Series B, Sr. Sub. Notes
             8.50%, 2/15/07                        N/R              725         710,500
            Gulf Canada Resources Ltd.
             Yankee Sr. Sub. Debentures
             9.25%, 1/15/04                        Ba2              750         789,375

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
            H.S. Resources, Inc.:
             Sr. Sub. Notes
             9.875%, 12/1/03                        B2    $         500   $     515,625
             Gtd. Sr. Sub. Notes
             9.25%, 11/15/06                        B2              750         753,750
            Maxus Energy Corp.:
             Notes
             9.375%, 11/1/03                        B1              350         376,250
             Series B, Notes
             9.375%, 11/1/03                        B1              450         482,625
         (8) Mesa Operating Co.
             Gtd. Sr. Sub. Discount Notes
             0.00%, 7/1/06                         Ba2            1,200         927,000
            National Energy Group, Inc.
             Sr. Notes
             10.75%, 11/1/06                        B1            1,000       1,037,500
            Noble Drilling Corp.
             Sr. Notes
             9.125%, 7/1/06                       Baa2              500         547,500
         (3) Panda Global Energy Co.
             Yankee Sr. Secured Notes
             12.50%, 4/15/04                       N/R              550         534,188
            Parker Drilling Co.
             Series B, Gtd. Sr. Notes
             9.75%, 11/15/06                        B1              300         313,500
            Plains Resources Inc.
             Series B, Gtd. Sr. Sub. Notes
             10.25%, 3/15/06                        B2              500         538,750
      (3)(8) TransAmerican Energy Corp.
             Sr. Secured Discount Notes
             0.00%, 6/15/02                        N/R              500         362,500
                                                                          -------------
            GROUP TOTAL                                                      11,952,813
                                                                          -------------
--------------------------------------------------------------------------------
----------------
ENTERTAINMENT (1.3%)
            American Skiing Co.
             Series B, Sr. Sub. Notes
             12.00%, 7/15/06                        B3              425         448,375
         (3) Booth Creek Ski Holdings, Inc.
             Sr. Notes
             12.50%, 3/15/07                       Caa            1,000       1,032,500
         (3) Cinemark USA, Inc.
             Series C, Sr. Sub. Notes
             9.625%, 8/1/08                         B2              600         613,500
            Genmar Holdings, Inc.
             Series A, Sr. Sub. Notes
             13.50%, 7/15/01                       Caa              500         486,875
         (2) Marvel III Holdings, Inc.
             Series B, Sr. Secured
             Debentures
             9.125%, 2/15/98                         C            1,100         129,250
            Time Warner Inc.
             Debentures
             6.85%, 1/15/26                        Ba1            1,095       1,077,119
                                                                          -------------
            GROUP TOTAL                                                       3,787,619
                                                                          -------------
--------------------------------------------------------------------------------
----------------
FINANCIAL SERVICES (10.5%)
            AT&T Capital Corp.
             Series 4, Medium Term Notes:
             6.275%, 6/9/98                       Baa3            1,100       1,100,077
             6.26%, 2/18/99                       Baa3              290         289,638
                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
            American Banknote Corp.
             Series B, Sr. Notes
             11.625%, 8/1/02                        B2    $         750   $     761,250
            Arcadia Financial Ltd.
             Units
             11.50%, 3/15/07                        B2              475         485,688
            Associates Corp. of
             North America
             Sr. Debentures
             5.96%, 5/15/37                        Aa3            1,150       1,157,165
            BellSouth Capital
             Funding Corp.
             Debentures
             6.04%, 11/15/26                       Aa1            1,700       1,724,089
            Chase Manhattan Corp.
             Sub. Notes
             7.25%, 6/1/07                          A1              800         803,000
            Citicorp:
         (6)  Sr. Notes
             5.625%, 2/15/01                        A1            1,500       1,451,250
             Sub. Notes
             7.20%, 6/15/07                         A1              485         486,819
            Consorcio G Grupo Dina
             S.A./MCII Holdings (U.S.A.),
             Inc.
             Sr. Secured Notes
             Zero Coupon, 11/15/02                 N/R            2,100       1,813,875
            First Maryland Bancorp
             Sub. Notes
             7.20%, 7/1/07                          A3            1,100       1,099,373
            GMAC
             Medium Term Notes
             6.90%, 6/6/00                          A3            2,000       2,014,640
            General Electric Capital Corp.
             Remarketed Reset Notes
             6.29%, 12/15/07                       Aaa            2,150       2,112,117
         (3) Goldman Sachs Group L.P.
             Medium Term Notes
             6.20%, 2/15/01                         A1            3,000       2,928,750
            L'Auxiliare du Credit Foncier
             de France:
             Sr. Unsub. Notes
             8.00%, 1/14/02                         A3              320         332,400
         (9)  Gtd. Sub. Notes
             5.906%, 10/22/02                     Baa3              680         654,500
            Long Island Savings
             Bank F.S.B.
             Notes
             7.00%, 6/13/02                       Baa3              770         770,000
         (9) Midland Bank plc
             Series 1M Perpetual Primary
             Capital Notes
             6.125%                                 A1              230         207,736
         (9) National Westminster
             Bank plc
             Series A, Perpetual
             Sub. Notes
             5.938%                                Aa3              470         428,429
            Norwest Financial Inc.
             Sr. Notes
             7.50%, 4/15/05                        Aa3            1,100       1,131,834

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
            Olympus Communications,
             L.P./Olympus Capital Corp.
             Series B, Sr. Notes
             10.625%, 11/15/06                      B1    $       1,000   $   1,057,500
      (3)(8) PTC International
             Finance B.V.
             Gtd. Notes
             0.00%, 7/1/07                         N/R              350         216,344
         (9) Royal Bank of Canada
             Sub. Debentures
             6.00%, 6/29/85                        Aa3              220         200,750
         (9) Skandinaviska Enskilda Banken
             AB
             Perpetual Sub. Notes:
             6.625%                               Baa1              400         396,652
             7.50%                                 N/R            1,250       1,257,562
            Trans Financial Bank N.A.:
             Notes
             6.48%, 10/23/98                      Baa3            1,250       1,247,962
             Sr. Notes
             6.32%, 10/17/97                      Baa3            1,750       1,752,572
            Travelers Group, Inc.
             Sr. Notes
             6.625%, 9/15/05                       Aa3              500         487,515
         (2) Westfed Holdings
             Sr. Debentures
             15.50%, 9/15/99                       N/R            1,750       1,242,500
                                                                          -------------
            GROUP TOTAL                                                      29,611,987
                                                                          -------------
--------------------------------------------------------------------------------
----------------
FOOD & BEVERAGES (1.2%)
         (3) Archibald Candy Corp.
             Gtd. Sr. Secured Notes
             10.25%, 7/1/04                         B2              550         558,250
            Fresh Del Monte Produce N.V.
             Series B, Yankee Sr. Notes
             10.00%, 5/1/03                        Caa              800         822,000
            Gorges/Quick-To-Fix Foods,
             Inc.
             Series B, Sr. Sub. Notes
             11.50%, 12/1/06                        B3            1,000       1,030,000
            International Home Foods, Inc.
             Gtd. Sr. Sub. Notes
             10.375%, 11/1/06                       B2            1,000       1,037,500
                                                                          -------------
            GROUP TOTAL                                                       3,447,750
                                                                          -------------
--------------------------------------------------------------------------------
----------------
HEALTH CARE (3.0%)
            ICON Health & Fitness, Inc.
             Series B, Sr. Sub. Notes
             13.00%, 7/15/02                        B3              500         562,500
         (3) Integrated Health Services,
             Inc.
             Sr. Sub. Notes
             10.25%, 4/30/06                        B1              400         427,000
            Meditrust
             Conv. Debentures
             7.50%, 3/1/01                        Baa3            3,000       3,060,000
            Merck & Co.
             Series B, Medium
             Term Notes
             5.76%, 5/3/37                         N/R            1,650       1,656,187
                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
            Paracelsus Healthcare
             Sr. Sub. Notes
             10.00%, 8/15/06                        B1    $       1,700   $   1,734,000
            Regency Health Services, Inc.
             Gtd. Sr. Sub. Notes
             9.875%, 10/15/02                       B2              500         512,500
         (3) UROHEALTH Systems, Inc.
             Units
             12.50%, 4/1/04                         B3              500         488,750
                                                                          -------------
            GROUP TOTAL                                                       8,440,937
                                                                          -------------
--------------------------------------------------------------------------------
----------------
INDUSTRIAL GOODS & MATERIALS (5.5%)
            AMTROL Acquisition Inc.
             Sr. Sub. Notes
             10.625%, 12/31/06                      B3              400         418,000
            Alpine Group, Inc.
             Series B, Gtd. Sr.
             Secured Notes
             12.25%, 7/15/03                        B3              500         550,000
            Atlantis Group, Inc.
             Sr. Notes
             11.00%, 2/15/03                        B2              585         608,400
            CLARK Material
             Handling Co.
             Gtd. Sr. Notes
             10.75%, 11/15/06                       B1              550         578,875
            Haynes International, Inc.
             Sr. Notes
             11.625%, 9/1/04                        B3              500         540,625
         (8) IHF Holdings Inc.
             Series B, Sr. Sub.
             Discount Notes
             0.00%, 11/15/04                       Caa            1,250       1,031,250
            Interlake Corp.
             Sr. Sub. Debentures
             12.125%, 3/1/02                        B3            1,000       1,050,000
            International Knife & Saw,
             Inc.
             Sr. Sub. Notes
             11.375%, 11/15/06                     N/R              750         806,250
            MVE Inc.
             Sr. Secured Debentures
             12.50%, 2/15/02                        B3              850         872,313
            Mafco, Inc.
             Sr. Sub. Notes
             11.875%, 11/15/02                      B3              550         594,687
            Motors and Gears, Inc.
             Series B, Sr. Notes
             10.75%, 10/15/06                       B3            1,500       1,554,375
         (3) Neenah Corp.
             Sr. Sub. Notes
             11.125%, 5/1/07                        B3              500         532,500
            Plastic Specialties &
             Technologies, Inc.
             Sr. Secured Debentures
             11.25%, 12/1/03                        B3              500         535,000
            SRI Receivables Purchase Co.,
             Inc.
             Series B, Notes
             12.50%, 12/15/00                      N/R            1,500       1,560,000
            Seagate Technology, Inc.
             Sr. Debentures
             7.45%, 3/1/37                        Baa3              900         900,000

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
            Specialty Equipment Companies,
             Inc.
             Sr. Sub. Notes
             11.375%, 12/1/03                       B3    $       1,500   $   1,635,000
            Terex Corp.
             Series B, Sr. Secured Notes
             13.25%, 5/15/02                       Caa            1,500       1,683,750
                                                                          -------------
            GROUP TOTAL                                                      15,451,025
                                                                          -------------
--------------------------------------------------------------------------------
----------------
METALS & MINING (3.7%)
            AK Steel Corp.
             Gtd. Sr. Notes
             10.75%, 4/1/04                        Ba2            1,450       1,566,000
            Algoma Steel, Inc.
             Yankee First Mortgage Notes
             12.375%, 7/15/05                       B1              500         552,500
            Armco, Inc.
             Sr. Notes
             11.375%, 10/15/99                      B2              815         839,450
            Bayou Steel Corp.
             First Mortgage Notes
             10.25%, 3/1/01                         B2              400         397,000
            Gulf States Steel, Inc.
             First Mortgage Notes
             13.50%, 4/15/03                        B1            1,200       1,209,000
            Kaiser Aluminum & Chemical
             Corp.:
             Series D, Sr. Notes
             10.875%, 10/15/06                      B1            1,500       1,623,750
             Sr. Sub. Notes
             12.75%, 2/1/03                         B2              850         926,500
            Republic Engineered Steel,
             Inc.
             First Mortgage Bonds
             9.875%, 12/15/01                      Caa              500         462,500
            Sheffield Steel Corp.
             First Mortgage Notes
             12.00%, 11/1/01                       Caa            1,250       1,217,187
            WCI Steel Inc.
             Series B, Sr. Secured Notes
             10.00%, 12/1/04                        B2            1,025       1,063,438
            Weirton Steel Corp.
             Sr. Notes
             11.375%, 7/1/04                        B2              700         749,000
                                                                          -------------
            GROUP TOTAL                                                      10,606,325
                                                                          -------------
--------------------------------------------------------------------------------
----------------
PACKAGING/CONTAINERS (2.9%)
            BPC Holding Corp.
             Series B, Sr. Secured Notes
             12.50%, 6/15/06                       Caa            1,000       1,093,750
            Container Corp. of America
             Gtd. Sr. Notes
             9.75%, 4/1/03                          B1              500         525,000
         (8) Crown Packaging
             Enterprises Ltd.
             Sr. Secured Discount Notes
             0.00%, 8/1/06                          Ca            1,950         468,000
            Four M Corp.
             Series B, Sr. Secured Notes
             12.00%, 6/1/06                         B3              500         515,000
                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
             Gaylord Container Corp.:
         (3) Sr. Notes
             9.75%, 6/15/07                         B3    $       1,500   $   1,500,000
             Sr. Sub. Discount Debentures
             12.75%, 5/15/05                       Caa              900         985,500
         (8) Ivex Holdings Corp.
             Series B, Sr. Discount
             Debentures
             0.00%, 3/15/05                        Caa            1,500       1,177,500
            Radnor Holdings, Corp.
             Sr. Notes
             10.00%, 12/1/03                        B2              500         506,250
            Stone Container Corp.
             Units
             12.25%, 4/1/02                         B3              500         513,750
         (3) Stone Container Finance Co.
             Yankee Gtd. Sr. Notes
             11.50%, 8/15/06                        B2            1,000       1,043,750
                                                                          -------------
            GROUP TOTAL                                                       8,328,500
                                                                          -------------
--------------------------------------------------------------------------------
----------------
PAPER & FOREST PRODUCTS (1.9%)
            Crown Paper Co.
             Sr. Sub. Notes
             11.00%, 9/1/05                         B3              700         696,500
            Fort Howard Corp.
             Sub. Notes
             10.00%, 3/15/03                       Ba2            1,250       1,346,875
         (3) Indah Kiat Finance
             Mauritius Ltd.
             Gtd. Sr. Notes
             10.00%, 7/1/07                        N/R              750         749,062
            Mail-Well Corp.
             Sr. Sub. Notes
             10.50%, 2/15/04                        B2            1,500       1,582,500
            Malette, Inc.
             Yankee Sr. Secured Debentures
             12.25%, 7/15/04                       Ba3              180         201,600
            QUNO Corp.
             Yankee Sr. Notes
             9.125%, 5/15/05                      Baa3              315         330,750
            Repap Wisconsin, Inc.
             Sr. Secured Debentures
             9.875%, 5/1/06                         B2              400         404,000
                                                                          -------------
            GROUP TOTAL                                                       5,311,287
                                                                          -------------
--------------------------------------------------------------------------------
----------------
PUBLISHING & INFORMATION SERVICES (1.2%)
            Belo (A.H.) Corp.
             Sr. Notes
             6.875%, 6/1/02                       Baa2              750         750,000
            General Media, Inc.
             Sr. Notes
             10.625%, 12/31/00                     Caa              625         541,406
         (8) InterAct Systems, Inc.
             Sr. Discount Notes
             0.00%, 8/1/03                         N/R              750         343,125
            Lamar Advertising Co.
             Gtd. Sr. Sub. Notes
             9.625%, 12/1/06                        B1              550         565,125

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
            Peterson Publishing Co.,
             L.L.C./Peterson Capital Corp.
             Series B, Gtd. Sr. Sub. Notes
             11.125%, 11/15/06                      B3    $         450   $     501,750
            Universal Outdoor, Inc.
             Series B, Sr. Sub. Notes
             9.75%, 10/15/06                        B1              750         778,125
                                                                          -------------
            GROUP TOTAL                                                       3,479,531
                                                                          -------------
--------------------------------------------------------------------------------
----------------
RESTAURANTS, HOTELS & GAMING (6.2%)
            Boomtown, Inc.
             First Mortgage Notes
             11.50%, 11/1/03                        B1              500         540,000
         (2) Capital Gaming International,
             Inc.
             Promissory Notes
             10.125%, 8/1/95                       N/R                1              62
            Casino America, Inc.
             Gtd. Sr. Notes
             12.50%, 8/1/03                         B1            1,400       1,456,000
         (3) Casino Magic of
             Louisiana, Corp.
             First Mortgage Notes
             13.00%, 8/15/03                        B3            2,550       2,250,375
         (4) Colorado Gaming &
             Entertainment, Co.
             Gtd. Sr. Notes
             12.00%, 6/1/03                        N/R            1,480       1,478,520
         (2) Elsinore Corp.
             First Mortgage Notes
             12.50%, 10/1/00                       N/R            1,500         780,000
            Empress River Casino Finance
             Corp.
             Gtd. Sr. Notes
             10.75%, 4/1/02                        Ba3              500         536,875
            G.B. Property Funding Corp.
             Gtd. First Mortgage Notes
             10.875%, 1/15/04                       B3            1,100         979,000
            HMC Acquisition Properties,
             Series B, Gtd. Sr. Notes
             9.00%, 12/15/07                       Ba3              450         461,250
            Horseshoe Gaming L.L.C.:
             Series B, Gtd. Sr. Notes
             12.75%, 9/30/00                        B1              750         826,875
         (3)  Sr. Sub. Notes
             9.375%, 6/15/07                        B3            1,500       1,509,375
            Majestic Star Casino L.L.C.
             Sr. Exchange Secured Notes
             12.75%, 5/15/03                        B2              200         219,250
            Mohegan Tribal
             Gaming Authority
             Series B, Sr. Secured Notes
             13.50%, 11/15/02                      Ba1              900       1,182,375
            Prime Hospitality Corp.
             Secured First
             Mortgage Notes
             9.25%, 1/15/06                        Ba2              975       1,011,563
            Red Roof Inns, Inc.
             Sr. Exchange Notes
             9.625%, 12/15/03                       B2              900         931,500
            Santa Fe Hotel, Inc.
             Gtd. First Mortgage Notes
             11.00%, 12/15/00                      Caa              354         261,960
                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
            Trump Atlantic City Associates
             Secured First
             Mortgage Notes
             11.25%, 5/1/06                         B1    $         900   $     879,750
         (3) Waterford Gaming L.L.C./
             Waterford Gaming
             Finance Corp.
             Sr. Notes
             12.75%, 11/15/03                      N/R            1,600       1,774,000
            Wyndham Hotel Corp.
             Gtd. Sr. Sub. Notes
             10.50%, 5/15/06                        B2              300         336,000
                                                                          -------------
            GROUP TOTAL                                                      17,414,730
                                                                          -------------
--------------------------------------------------------------------------------
----------------
RETAIL (3.8%)
         (2) Barry's Jewelers, Inc.
             Sr. Secured Notes
             11.00%, 12/22/00                      Caa            2,200       1,432,750
            Brylane L.P.
             Gtd. Sr. Sub. Notes
             10.00%, 9/1/03                         B1              500         535,000
         (2) County Seat Stores, Inc.
             Sr. Sub. Notes
             12.00%, 10/1/02                        Ca            1,520         699,200
            Dairy Mart Convenience Stores,
             Inc.
             Sr. Sub. Notes
             10.25%, 3/15/04                        B3            1,000         995,000
            Farm Fresh, Inc.
             Sr. Notes
             12.25%, 10/1/00                       Caa              960         811,200
            Great American Cookie Co.
             Series B, Sr. Secured
             Debentures
             10.875%, 1/15/01                       B3            1,250       1,262,500
            Hills Stores Co.
             Gtd. Sr. Notes
             12.50%, 7/1/03                         B2              800         622,000
            Jitney-Jungle Stores of
             America, Inc.
             Gtd. Sr. Notes
             12.00%, 3/1/06                         B2              250         277,500
            K Mart Corp.
             Debentures
             7.75%, 10/1/12                        Ba3            1,175       1,075,125
            Parisian, Inc.
             Sr. Sub. Notes
             9.875%, 7/15/03                        B1            1,250       1,312,500
            Pathmark Stores, Inc.
             Sr. Sub. Notes
             9.625%, 5/1/03                         B3              700         684,250
         (3) Shoppers Food
             Warehouse Corp.
             Gtd. Sr. Secured Notes
             9.75%, 6/15/04                         B1            1,000       1,002,500
                                                                          -------------
            GROUP TOTAL                                                      10,709,525
                                                                          -------------
--------------------------------------------------------------------------------
----------------

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
TELECOMMUNICATIONS (11.2%)
            Advanced Radio
             Telecommunications Corp.
             Units
             14.00%, 2/15/07                       Caa    $         900   $     913,500
         (8) American Communications
             Services, Inc.
             Sr. Discount Notes
             0.00%, 11/1/05                        N/R            2,100       1,228,500
            Brooks Fiber Properties, Inc.:
         (8)  Sr. Discount Notes:
             0.00%, 3/1/06                         N/R            1,000         680,000
             0.00%, 11/1/06                        N/R            2,375       1,543,750
         (3)  Sr. Notes
             10.00%, 6/1/07                        N/R            1,050       1,068,375
         (8) COLT Telecom Group plc
             Yankee Units
             0.00%, 12/15/06                       N/R              400         261,000
            Cellular Communications
             International, Inc.
             Units
             Zero Coupon, 8/15/00                   B3            2,000       1,485,000
         (8) Dial Call Communications
             Sr. Discount Notes
             0.00%, 4/15/04                         B3            1,100         911,625
         (8) Diamond Cable Communications
             plc
             Yankee Discount Notes
             0.00%, 12/15/05                        B3            1,850       1,281,125
      (3)(8) GST Telecommunications, Inc.
             Conv. Sr. Sub. Discount Notes
             0.00%, 12/15/05                       N/R              200         124,000
         (8) GST USA, Inc.
             Gtd. Sr. Discount Notes
             0.00%, 12/15/05                       N/R            1,700       1,032,750
         (3) Geotek Communications, Inc.
             Conv. Sr. Sub. Notes
             12.00%, 12/15/01                      Caa            1,000         950,000
         (8) ICG Holdings, Inc.:
             Gtd. Sr. Discount Notes
             0.00%, 9/15/05                        N/R              650         474,500
             Gtd. Sr. Exchangeable
             Discount Notes
             0.00%, 5/1/06                         N/R              600         402,000
         (3)  Sr. Discount Notes
             0.00%, 3/15/07                        N/R            2,000       1,200,000
            InterMedia Capital Partners IV
             L.P./InterMedia Partners IV
             Capital Corp.
             Sr. Notes
             11.25%, 8/1/06                         B2              650         702,000
         (8) MFS Communications Co., Inc.
             Sr. Discount Notes
             0.00%, 1/15/04                        Ba3            1,100       1,023,880
      (3)(8) McCaw International Ltd.
             Units
             0.00%, 4/15/07                        N/R            1,000         500,000
            NEXTLINK Communications, Inc.
             Sr. Notes
             12.50%, 4/15/06                       N/R              350         372,750
                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
         (8) Nextel Communications, Inc.
             Sr. Discount Notes
             0.00%, 8/15/04                         B3    $       2,800   $   2,142,000
            Orion Network Systems, Inc.
             Units
             11.25%, 1/15/07                        B2              500         520,000
         (8) Pagemart Nationwide, Inc.
             Sr. Discount Notes
             0.00%, 2/1/05                         N/R            1,750       1,321,250
         (3) Petersburg Long
             Distance Inc.:
             Conv. Sub. Notes
             9.00%, 6/1/06                         N/R              230         234,600
         (8)  Units
             0.00%, 6/1/04                         N/R            1,610       1,336,300
            PriCellular Wireless Corp.:
         (8)  Discount Notes
             0.00%, 10/1/03                         B3              750         690,000
             Sr. Notes
             10.75%, 11/1/04                        B1              300         312,750
            Rogers Cablesystems Ltd.
             Series B, Yankee Sr. Secured
             2nd Priority Notes
             10.00%, 3/15/05                       Ba3              300         324,000
            Rogers Cantel Inc.
             Yankee Sr. Secured Debentures
             9.375%, 6/1/08                        Ba3              350         369,250
            Sprint Spectrum L.P./Sprint
             Spectrum Finance Corp.
             Sr. Notes
             11.00%, 8/15/06                        B2            1,400       1,557,500
         (3) TCI Satellite Entertainment,
             Inc.:
         (8)  Sr. Sub. Discount Notes
             0.00%, 2/15/07                         B3              250         147,500
             Sr. Sub. Notes
             10.875%, 2/15/07                       B3              700         703,500
         (3) Talton Holdings, Inc.
             Gtd. Sr. Notes
             11.00%, 6/30/07                        B2              500         506,250
      (3)(8) Telesystem International
             Wireless, Inc.
             Sr. Discount Notes
             0.00%, 6/30/07                        N/R              400         210,380
            Teleport Communications Group,
             Inc.:
         (8)  Sr. Discount Notes
             0.00%, 7/1/07                          B1            1,150         829,438
             Sr. Notes
             9.875%, 7/1/06                         B1              750         798,750
         (3) UNIFI Communications, Inc.
             Units
             14.00%, 3/1/04                        N/R            1,000         995,000
         (8) Videotron Holdings plc
             Yankee Discount Notes
             0.00%, 8/15/05                         B3            2,000       1,670,000
            Western Wireless Corp.
             Sr. Sub. Notes
             10.50%, 2/1/07                         B3              500         520,000

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
         (8) WinStar Communications, Inc.:
             Conv. Sr. Discount Notes
             0.00%, 10/15/05                      Caa1    $         250   $     152,500
             Sr. Discount Notes
             0.00%, 10/15/05                      Caa1              500         286,875
                                                                          -------------
            GROUP TOTAL                                                      31,782,598
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TEXTILES/APPAREL (0.6%)
            Collins & Aikman Products
             Sr. Sub. Notes
             11.50%, 4/15/06                        B3              650         731,250
            Pillowtex Corp.
             Gtd. Sr. Sub. Notes
             10.00%, 11/15/06                       B2              500         530,625
            William Carter Co.
             Series A, Sr. Sub. Notes
             10.375%, 12/1/06                      N/R              500         527,500
                                                                          -------------
            GROUP TOTAL                                                       1,789,375
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TRANSPORTATION (1.8%)
            CHC Helicopter Corp.
             Yankee Sr. Sub. Notes
             11.50%, 7/15/02                        B3              750         776,250
            Norfolk Southern Corp.:
             Notes:
             6.95%, 5/1/02                        Baa1              450         453,375
             7.875%, 2/15/04                      Baa1              700         728,875
             7.05%, 5/1/37                        Baa1              815         827,225
             Series A, Medium
             Term Notes
             7.40%, 9/15/06                       Baa1              260         263,575
            USAir, Inc.
             Gtd. Sr. Notes
             10.00%, 7/1/03                         B3            1,900       1,947,500
                                                                          -------------
            GROUP TOTAL                                                       4,996,800
                                                                          -------------
--------------------------------------------------------------------------------
----------------
WASTE MANAGEMENT (0.2%)
         (3) Allied Waste Industries, Inc.
             Sr. Sub. Notes
             10.25%, 12/1/06                       N/R              550         594,000
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $215,174,595)                                                       219,438,722
                                                                          -------------
--------------------------------------------------------------------------------
----------------
MUNICIPAL SECURITIES (0.6%)
       --------------------------------------------------------------------------------
----------------
            New Jersey Economic
             Development Authority
             Series B, Revenue Bonds:
             Zero Coupon, 2/15/03                  Aaa            1,605       1,106,343
             Zero Coupon, 2/15/07                  Aaa            1,280         653,683
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TOTAL MUNICIPAL SECURITIES
  (Cost $1,760,355)                                                           1,760,026
                                                                          -------------
--------------------------------------------------------------------------------
----------------
                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------

GOVERNMENT & AGENCY SECURITIES (7.3%)
--------------------------------------------------------------------------------
----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (3.5%)
            Various Pools
             7.00%, 3/1/11-6/1/27                  Aaa    $       9,316   $   9,256,545
            REMIC-PAC Series 1262, Class H
             4.50%, 11/15/20                       Aaa              850         734,714
                                                                          -------------
            GROUP TOTAL                                                       9,991,259
                                                                          -------------
--------------------------------------------------------------------------------
----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.0%)
            Pool# 303784
             7.00%, 3/1/11                         Aaa            1,980       1,979,365
            REMIC-PAC Series 1989-23,
             Class D
             10.20%, 9/25/18                       Aaa            2,572       2,682,891
            STRIPS, Series H, Class 2
             11.50%, 5/1/09                        Aaa              979       1,083,300
                                                                          -------------
            GROUP TOTAL                                                       5,745,556
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TENNESSEE VALLEY AUTHORITY (0.6%)
            Power Bonds, 1996 Series A
             5.98%, 4/1/36                         N/R            1,530       1,542,362
                                                                          -------------
--------------------------------------------------------------------------------
----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.0%)
            Various Pools:
             6.00%, 2/20/27                        Aaa            2,549       2,568,398
             10.50%, 9/15/15-8/15/16               Aaa              282         312,267
                                                                          -------------
            GROUP TOTAL                                                       2,880,665
                                                                          -------------
--------------------------------------------------------------------------------
----------------
UNITED STATES DEPARTMENT OF VETERANS AFFAIRS (0.2%)
            Vendee Mortgage Trust
             REMIC Series 1994-2, Class 3F
             6.50%, 10/15/15                       N/R              400         381,372
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $20,243,659)                                                         20,541,214
                                                                          -------------
--------------------------------------------------------------------------------
----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.5%)
--------------------------------------------------------------------------------
----------------
            Asset Securitization Corp.:
             Series 1995-MD4, Class A1
             7.10%, 8/13/29                        N/R            1,222       1,235,884
             Series 1996-D3, Class A1B
             7.21%, 10/13/26                       Aaa              600         609,750
             Series 1996-MD6, Class A6
             7.108%, 11/13/26                     Baa2              420         422,888
             Series 1997-D4, Class A1D
             7.49%, 4/14/29                        Aaa              600         617,344
             Series 1997-MD7, Class A1B
             7.41%, 1/13/30                        Aaa              430         440,481
            Chase Commercial Mortgage
             Securities Corp.:
             Series 1996-2, Class A2
             6.90%, 9/19/06                        N/R              550         540,545
             Series 1997-1, Class A2
             7.37%, 2/19/07                        N/R              940         952,634

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                              Moody's        Amount           Value
                                              Ratings         (000)        (Note A-1)
--------------------------------------------------------------------------------
----------------
            Drexel, Burnham & Lambert
             Trust
             REMIC-PAC, Series S, Class 2
             9.00%, 8/1/18                         Aaa    $       4,924   $   4,925,649
            Merrill Lynch Mortgage
             Investors, Inc.
             Series 1996-C2, Class A2
             6.82%, 11/21/28                       N/R              310         308,500
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $10,386,231)                                                         10,053,675
                                                                          -------------
--------------------------------------------------------------------------------
----------------
ASSET BACKED OBLIGATIONS (4.6%)
       --------------------------------------------------------------------------------
----------------
            Capita Equipment Receivables
             Trust, Series 1996-1, Class
             A3
             6.11%, 7/15/99                        Aaa            1,250       1,248,825
            Green Tree Financial Corp.
             Manufactured Housing
             Installment Sale Contracts:
             Series 1993-4, Class B1
             7.20%, 1/15/19                       Baa3            2,000       2,004,360
             Series 1995-4, Class A3
             6.30%, 7/15/25                        Aaa              350         349,234
             Series 1995-7, Class A2
             6.15%, 11/15/26                       Aaa            1,308       1,308,529
             Series 1995-7, Class A3
             6.35%, 11/15/26                       Aaa            1,300       1,298,305
             Series 1997-3, Class B1
             6.73%, 7/15/28                        Aaa            1,650       1,656,188
            Merrill Lynch Home Equity
             Acceptance Trust, Series
             1994-A, Class A-2
             6.44%, 7/17/22                         A3            1,486       1,486,211
            Metris Master Trust,
             MasterCard Credit Card
             Receivables
             Series 1997-1, Class A
             6.87%, 10/20/05                       Aaa              900         904,221
            Nationscredit Grantor Trust,
             Boat Retail Installment Sale
             Contracts,
             Series 1996-1, Class A
             5.85%, 9/15/11                        Aaa              933         915,567
            Sears Credit Account Master
             Trust, Credit Card
             Receivables
             Series 1996-1, Class A
             6.20%, 2/16/06                        Aaa            1,750       1,730,326
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $14,226,132)                                                         12,901,766
                                                                          -------------
--------------------------------------------------------------------------------
----------------

                                                                Value
                                            Shares/ Units    (Note A-1)
-------------------------------------------------------------------------
----------------
COMMON STOCKS (1.2%)
-------------------------------------------------------------------------
----------------
BROADCASTING (0.0%)
         (1) Pegasus Communications Corp.             564   $       6,274
                                                            -------------
-------------------------------------------------------------------------
----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
      (1)(5) Applause Enterprises, Inc.
             (acquired 11/8/91,
             cost $144,400)                         3,800          11,400
                                                            -------------
-------------------------------------------------------------------------
----------------
FINANCIAL SERVICES (0.0%)
   (1)(5)(7) Westfed Holdings Inc.
             Class B (acquired 9/20/88,
             cost $383)                            12,670               0
                                                            -------------
-------------------------------------------------------------------------
----------------
FOOD & BEVERAGE (0.5%)
      (1)(5) Dr. Pepper Bottling Holdings,
             Inc. Class A (acquired
             2/25/97,
             cost $1,181,250)                      75,000       1,387,500
      (1)(3) Specialty Foods Corp.                 30,000           7,500
                                                            -------------
            GROUP TOTAL                                         1,395,000
                                                            -------------
-------------------------------------------------------------------------
----------------
INDUSTRIAL GOODS & MATERIALS (0.1%)
   (1)(5)(7) CIC I Acquisition Corp.
             (acquired 10/18/89,
             cost $1,076,715)                       2,944         200,192
                                                            -------------
-------------------------------------------------------------------------
----------------
PACKAGING/CONTAINERS (0.0%)
         (1) Crown Packaging Enterprises
             Ltd.                                 253,500           2,535
                                                            -------------
-------------------------------------------------------------------------
----------------
PAPER & FOREST PRODUCTS (0.1%)
         (1) Mail-Well, Inc.                       10,653         303,611
                                                            -------------
-------------------------------------------------------------------------
----------------
RESTAURANTS, HOTELS & GAMING (0.5%)
         (1) Capital Gaming
             International, Inc.                    6,667              67
         (1) Casino America Inc.                   14,947          32,689
         (1) Colorado Gaming
             & Entertainment, Co.                  26,465          79,395
         (1) Motels of America, Inc.                  500          25,000
            Vail Resorts Inc.                      46,000       1,164,352
                                                            -------------
            GROUP TOTAL                                         1,301,503
                                                            -------------
-------------------------------------------------------------------------
----------------
RETAIL (0.0%)
      (1)(5) Jewel Recovery L.P.
             (acquired 7/30/93, cost $0)           49,559               0
                                                            -------------
-------------------------------------------------------------------------
----------------
TELECOMMUNICATIONS (0.0%)
         (1) Pagemart Nationwide, Inc.              7,000          52,500
                                                            -------------
-------------------------------------------------------------------------
----------------
TOTAL COMMON STOCKS
  (Cost $3,737,162)                                             3,273,015
                                                            -------------
-------------------------------------------------------------------------
----------------

    The accompanying notes are an integral part of the financial statements.

                                                                Value
                                            Shares/ Units    (Note A-1)
-------------------------------------------------------------------------
----------------
PREFERRED STOCKS (3.9%)
-------------------------------------------------------------------------
----------------
AEROSPACE/DEFENSE (0.5%)
         (1) GPA Group plc
             7% Second Preference Cum.
             Conv.                              2,875,000   $   1,480,625
                                                            -------------
-------------------------------------------------------------------------
----------------
BROADCASTING (0.6%)
         (1) Pegasus Communications Corp.
             Units                                    250         245,000
      (1)(3) Spanish Broadcasting
             System, Inc.
             14.25% Cumulative
             Exchangeable                          15,000       1,395,000
                                                            -------------
            GROUP TOTAL                                         1,640,000
                                                            -------------
-------------------------------------------------------------------------
----------------
CABLE (0.7%)
      (1)(3) NTL Inc.
             13% Exchangeable                       2,067       2,170,350
                                                            -------------
-------------------------------------------------------------------------
----------------
CONSUMER PRODUCTS & SERVICES (0.1%)
         (1) Renaissance Cosmetics, Inc.
             14% Cumulative                           330         291,280
                                                            -------------
-------------------------------------------------------------------------
----------------
ENERGY (0.0%)
      (1)(7) Consolidated Hydro, Inc.
             13.50% Series H, Conv.                 3,000          30,000
                                                            -------------
-------------------------------------------------------------------------
----------------
FINANCIAL SERVICES (0.4%)
            Chevy Chase Preferred
             Capital Corp.
             10.375% Noncumulative
             Exchangeable, Series A, Conv.         20,000       1,050,000
   (1)(5)(7) West Fed Holdings, Inc.
             Class A
             (acquired 9/20/88-6/18/93,
             cost $3,611,992)                      42,759          42,759
                                                            -------------
            GROUP TOTAL                                         1,092,759
                                                            -------------
-------------------------------------------------------------------------
----------------
PAPER & FOREST PRODUCTS (0.3%)
         (1) SD Warren Co.
             14% Cumulative Exchangeable,
             Series B                              21,459         922,737
                                                            -------------
-------------------------------------------------------------------------
----------------
PUBLISHING & INFORMATION SERVICES (0.2%)
            K-III Communications Corp.
             10% Cumulative Exchangeable,
             Series D                               5,000         490,000
                                                            -------------
-------------------------------------------------------------------------
----------------
RESTAURANTS, HOTELS & GAMING (0.4%)
         (1) AmeriKing, Inc.
             13.00% Cumulative
             Exchangeable                          15,000         420,000
         (1) Lady Luck Gaming Corp.
             Series A                              20,000         700,000
                                                            -------------
            GROUP TOTAL                                         1,120,000
                                                            -------------
-------------------------------------------------------------------------
----------------
RETAIL (0.4%)
         (1) Jitney-Jungle Stores of
             America, Inc.
             15.00% Class A                         7,500       1,068,750
                                                            -------------
-------------------------------------------------------------------------
----------------

                                                                Value
                                            Shares/ Units    (Note A-1)
-------------------------------------------------------------------------
----------------
TELECOMMUNICATIONS (0.3%)
      (1)(3) Intermedia Communications
             13.5% Exchangeable, Series B           2,500   $     260,000
         (1) NEXTLINK Communications, Inc.
             14% Cumulative Exchangeable            9,836         521,308
                                                            -------------
                                                                  781,308
                                                            -------------
-------------------------------------------------------------------------
----------------
TOTAL PREFERRED STOCKS
  (Cost $14,754,183)                                           11,087,809
                                                            -------------
-------------------------------------------------------------------------
----------------
RIGHTS (0.0%)
-------------------------------------------------------------------------
----------------
         (1) Terex Corp.,
             expiring 5/15/02
             (Cost $0)                              6,000          90,000
                                                            -------------
-------------------------------------------------------------------------
----------------
WARRANTS (0.4%)
-------------------------------------------------------------------------
----------------
         (1) America Communications
             Services, Inc.
             expiring 11/1/05                       2,000         100,000
         (1) American Telecasting, Inc.
             expiring 6/23/99                         525             262
         (1) Australis Holdings Pty Ltd.
             expiring 10/1/01                       2,250           3,398
         (1) Boomtown, Inc.
             expiring 11/1/98                         500               5
         (1) CHC Helicopter Corp.
             expiring 12/15/00                      6,000           6,750
      (1)(3) Capital Gaming International,
             Inc. expiring 2/1/99                   5,687               0
         (1) Casino America, Inc.
             expiring 5/3/01                        2,646           2,315
         (1) Coinstar, Inc.
             expiring 10/1/06                       1,700               0
      (1)(7) Consolidated Hydro, Inc.
             expiring 12/31/03                      5,400               0
         (1) County Seat Stores, Inc.
             expiring 10/15/98                      1,520              15
         (1) Crown Packaging Holdings, Ltd.
             expiring 11/1/03                       2,000             250
         (1) Dairy Mart Convenience Stores,
             Inc. expiring 5/13/98                 11,665          23,330
         (1) Elsinore Corp.
             expiring 10/8/98                      79,941               0
         (1) General Media Inc.
             expiring 12/22/00                        500             500
         (1) General Media Inc.
             expiring 12/31/00                        625             625
         (1) Great American Cookie Co.
             expiring 1/30/00                         225           2,250
         (1) Hemmeter Enterprises, Inc.
             expiring 12/15/99                      9,000               0
         (1) IHF Capital, Inc.
             expiring 11/14/99                        500          27,500
         (1) In-Flight Phone Corp.
             expiring 8/31/02                       1,000               0
         (1) IntelCom Group, Inc.
             expiring 9/1/05                        2,145          28,957
         (1) Interact Systems, Inc.
             expiring 8/1/03                          750               0
         (1) NEXTLINK Communications
             expiring 2/1/09                        9,500              95

    The accompanying notes are an integral part of the financial statements.

                                                                Value
                                            Shares/ Units    (Note A-1)
-------------------------------------------------------------------------
----------------
         (1) Nextel Communications, Inc.
             expiring 4/25/99                         750   $           8
         (1) Purity Supreme
             expiring 8/1/97                        5,198               0
         (1) Renaissance Cosmetics, Inc.:
         (3)  expiring 4/3/01                       3,000         150,000
             expiring 8/31/06                         300          30,000
         (1) SD Warren Co.
             expiring 12/15/06                     12,000          60,000
         (1) Sheffield Steel Corp.
             expiring 11/1/01                       6,250          18,750
         (1) Spanish Broadcasting Systems:
             expiring 6/29/99                       1,500         180,000
             expiring 6/29/99                       1,500         330,000
         (1) United International Holdings
             expiring 11/15/99                      2,950          14,750
         (1) Wright Medical Technology
             expiring 6/30/03                         618          61,765
                                                            -------------
-------------------------------------------------------------------------
----------------
TOTAL WARRANTS
  (Cost $384,221)                                               1,041,525
                                                            -------------
-------------------------------------------------------------------------
----------------
TOTAL INVESTMENTS (99.0%)
  (Cost $280,666,538)                                         280,187,752
                                                            -------------
-------------------------------------------------------------------------
----------------
OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)
                                                                2,959,172
                                                            -------------
-------------------------------------------------------------------------
----------------

                                                                Value
                                                             (Note A-1)
-------------------------------------------------------------------------
----------------
NET ASSETS (100%)
            Applicable to 34,568,304 issued and
             outstanding $.001 par value shares
             (authorized 100,000,000 shares)                $ 283,146,924
                                                            -------------
                                                            -------------
-------------------------------------------------------------------------
----------------

N/R--Not Rated.
PAC--Planned Amortization Class.
REMIC--Real Estate Mortgage Investment Conduit.
STRIPS--Separate Trading of Registered Interest and Principal Securities.
TBA--To Be Announced. Security is subject to delayed delivery.
 (1)  Non-income producing security.
 (2)  Defaulted security.
 (3)  144A Security. Certain conditions for public sale may exist.
 (4)  Payment in kind bond. Market value includes accrued interest.
 (5) Restricted as to private and public resale. Total cost of restricted securities at June 30, 1997 aggregated $6,014,740. Total market value of restricted securities owned at June 30, 1997 was $1,641,851 or .6% of net assets.
 (6) All or a portion of this security was pledged as collateral for delayed delivery securities.
 (7) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
 (8) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (9) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at June 30, 1997.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES                                                   June 30, 1997
                                                                                        (Unaudited)
---------------------------------------------------------------------------------------------------
ASSETS:
    Investments at Value
      (Cost $280,666,538) (Note A-1)............................................       $280,187,752
    Interest Receivable (Note A-4)..............................................          4,263,497
    Receivable for Investments Sold.............................................          4,736,031
    Dividend Receivable (Note A-4)..............................................             25,937
    Other Assets................................................................             55,556
---------------------------------------------------------------------------------------------------
        Total Assets............................................................        289,268,773
---------------------------------------------------------------------------------------------------
LIABILITIES:
    Due to Custodian Bank.......................................................            683,720
    Payables:
      Investments Purchased.....................................................          4,858,346
      Investment Advisory Fees (Note B).........................................            347,700
      Shareholders' Reports.....................................................            105,251
      Professional Fees.........................................................             48,524
      Shareholder Servicing Fees................................................             39,319
      Administrative Fees (Note C)..............................................             27,060
      Custodian Fees............................................................              9,162
    Other Liabilities...........................................................              2,767
---------------------------------------------------------------------------------------------------
        Total Liabilities.......................................................          6,121,849
---------------------------------------------------------------------------------------------------
NET ASSETS......................................................................       $283,146,924
                                                                                  -----------------
                                                                                  -----------------
NET ASSETS CONSIST OF:
    Capital Shares at $.001 Par Value...........................................        $    34,568
    Capital Paid in Excess of Par Value.........................................        294,334,576
    Undistributed Net Investment Income.........................................          1,453,133
    Accumulated Net Realized Loss...............................................        (12,196,567)
    Unrealized Depreciation on Investments......................................           (478,786)
                                                                                  ------------------
NET ASSETS APPLICABLE TO 34,568,304 ISSUED AND OUTSTANDING SHARES (AUTHORIZED
  100,000,000 SHARES)...........................................................       $283,146,924
                                                                                  -----------------
                                                                                  -----------------
NET ASSET VALUE PER SHARE.......................................................        $      8.19
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                       Six Months Ended
                                                                 June 30, 1997
                                                                   (Unaudited)
------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest (Note A-4).....................................       $13,258,108
    Dividends (Note A-4)....................................           285,562
------------------------------------------------------------------------------
      Total Income..........................................        13,543,670
------------------------------------------------------------------------------
EXPENSES:
    Investment Advisory Fees (Note B).......................           692,089
    Administrative Fees (Note C)............................           167,349
    Shareholder Servicing Fees..............................            82,303
    Shareholders' Reports...................................            69,681
    Professional Fees.......................................            39,411
    Custodian Fees..........................................            30,962
    Directors' Fees and Expenses............................            18,862
    Other...................................................            54,266
------------------------------------------------------------------------------
      Total Expenses........................................         1,154,923
------------------------------------------------------------------------------
    Expense Offset (Note A-4)...............................            (2,624)
------------------------------------------------------------------------------
      Net Expenses..........................................         1,152,299
------------------------------------------------------------------------------
      Net Investment Income.................................        12,391,371
------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS............................          (801,749)
------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION/ DEPRECIATION ON
  INVESTMENTS...............................................         4,565,185
------------------------------------------------------------------------------
Net Realized Loss and Change in Unrealized
  Appreciation/Depreciation.................................         3,763,436
------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations........       $16,154,807
------------------------------------------------------------------------------
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months Ended
                                                                                     June 30, 1997          Year Ended
                                                                                       (Unaudited)   December 31, 1996
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income.......................................................      $ 12,391,371        $ 20,314,612
    Net Realized Gain (Loss) on Investments.....................................          (801,749)          1,381,989
    Change in Unrealized Appreciation/Depreciaion on Investments................         4,565,185           2,288,346
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................        16,154,807          23,984,947
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
    Net Investment Income.......................................................       (13,820,394)        (23,166,099)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Common Stock Issued through Reinvestment of Distributions (22,367 shares)...           178,925                  --
    Common Stock Issued through Rights Offering (10,160,570 shares).............                --          69,923,776
    Offering Costs..............................................................                --            (550,000)
----------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting from Capital Share Transactions......           178,925          69,373,776
----------------------------------------------------------------------------------------------------------------------
      Total Increase in Net Assets..............................................         2,513,338          70,192,624
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of Period.........................................................       280,633,586         210,440,962
----------------------------------------------------------------------------------------------------------------------
    End of Period (Including undistributed net investment income of $1,453,133
     and $2,882,156, respectively)..............................................      $283,146,924        $280,633,586
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

                                        Six Months
                                             Ended                 Year Ended December 31,
       FINANCIAL HIGHLIGHTS          June 30, 1997   ----------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:      (Unaudited)       1996  1995Section       1994      1993      1992
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $      8.12      $  8.63      $  8.05    $  9.00   $  8.42   $  8.28
---------------------------------------------------------------------------------------------------------
Offering Costs.....................          --         (0.02)          --         --        --        --
---------------------------------------------------------------------------------------------------------
Investment Activities:
    Net Investment Income..........        0.36          0.75         0.86       0.83      0.91      0.89
    Net Realized and Unrealized
     Gain (Loss) on Investments....        0.11          0.18         0.48      (1.06)     0.57      0.08
---------------------------------------------------------------------------------------------------------
      Total from Investment
       Activities..................        0.47          0.93         1.34      (0.23)     1.48      0.97
---------------------------------------------------------------------------------------------------------
Distributions:
    Net Investment Income..........       (0.40)        (0.90)       (0.76)     (0.72)    (0.90)    (0.83)
---------------------------------------------------------------------------------------------------------
Decrease in Net Asset Value due to
 Shares Issued through Rights
 Offering..........................          --         (0.52)          --         --        --        --
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....  $      8.19      $  8.12      $  8.63    $  8.05   $  9.00   $  8.42
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
PER SHARE MARKET VALUE, END OF
 PERIOD............................  $      8.19      $  7.63      $  7.88    $  7.00   $  8.50   $  8.38
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:
    Net Asset Value (1)............        6.01%#       10.59%+       17.41%    (2.67)%    18.47%    11.95%
    Market Value...................       12.85%#       10.05%+       24.34%    (9.48)%    12.46%    12.09%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (Thousands).......................    $283,147      $280,634     $210,441   $196,379  $219,355  $203,846
---------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net
 Assets Including Expense
 Offsets...........................        0.83%*        0.94%        0.92%      0.83%     0.88%     0.86%
Ratio of Expenses to Average Net
 Assets............................        0.83%*        0.95%          --         --        --        --
Ratio of Net Investment Income to
 Average Net Assets................        8.95%*        9.23%       10.22%      9.75%    10.34%    10.38%
Portfolio Turnover Rate............        52.0%#        81.0%        44.1%      70.6%    117.5%    115.2%
---------------------------------------------------------------------------------------------------------

Section BEA Associates replaced CS First Boston Investment management as the
        Fund's investment adviser effective June 13, 1995.
      * Annualized
      # Not Annualized
      + Adjusted for Rights Offering.
    (1) Total investment return based on per share net asset value reflects the effects of change in net asset value on the performance of the Fund during each period, and assumes dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.

        Note: Current period permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------

BEA Income Fund, Inc. (the "Fund"), was incorporated on February 11, 1987 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund's investment objective is to seek current income through investments primarily in debt securities.

A. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reported results could differ from those estimates.

1. SECURITY VALUATION: Market values for fixed income securities are valued at the latest quoted bid price in the over-the-counter market. However, fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Other securities listed on an exchange are valued at the latest quoted sales prices on the day of valuation or if there was no sale on such day, the last bid price quoted on such day. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Board of Directors. Such securities have a value of $272,951 (or 0.10% of net assets) at June 30, 1997. In determining fair value, consideration is given to cost, operating and other financial data.

   The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities"). These securities are valued pursuant to the valuation procedures noted above.

2. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Interest income is recognized on the accrual basis. Discounts on securities purchased are amortized according to the effective yield method over their respective lives. Discount or premium on mortgage backed securities is recognized upon receipt of principal payments on the underlying mortgage pools. Dividend income is recorded on the ex-dividend date.

   Custodian fees for the Fund have been increased to include expense offsets for custodian balance credits.

5. DELAYED DELIVERY COMMITMENTS: The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

6. DIVIDENDS AND DISTRIBUTIONS: The Fund pays dividends of net investment income monthly and makes distributions at least annually of any net capital gains in excess of applicable capital losses, including capital loss carryforward. Dividends and distributions are recorded on the ex-dividend date.

   Income distributions and capital gains distributions are determined in accordance with U.S. Federal Income Tax regulations which may differ from generally accepted accounting principles.

B. BEA Associates (the "Adviser") provides investment advisory services to the Fund under the terms of an Advisory Agreement. Under the Advisory Agreement, the Adviser is paid a fee, computed weekly and payable quarterly at an annual rate of .50% of average weekly net assets.

C. The Chase Manhattan Bank ("Chase"), through its affiliate Chase Global Funds Services Company ("CGFSC" or the "Administrator"), provides administrative services to the Fund under the terms of an Administration Agreement. Under the Agreement, the Administrator is paid a fee, computed weekly and payable monthly, at an annual rate of .15% of the Fund's first $100 million of average weekly net assets, .10% of the Fund's next $300 million of average weekly net assets and
 .05% of the Fund's average weekly net assets in excess of $400 million.

Chase provides custodial services to the Fund. Under the Custody Agreement, Chase is paid a fee, computed weekly and payable monthly, at an annual rate of
 .03% of the

Fund's first $50 million of average weekly net assets, .02% of the Fund's next $50 million of average weekly net assets and .01% of the Fund's average weekly net assets in excess of $100 million.

Chase provides transfer agent services to the Fund. Under the Transfer Agent Agreement, Chase is paid a fee based on the number of accounts in the Fund per year. In addition, the Fund is charged certain out-of-pocket expenses by Chase.

D. During the six months ended June 30, 1997, the Fund made purchases of $86,071,504 and sales of $76,789,543 of investment securities other than U.S. Government securities and short term investments. During the six months ended June 30, 1997, purchases and sales of U.S. Government securities were $62,973,448 and $64,557,087, respectively. At June 30, 1997, the cost of investments for Federal income tax purposes was $280,666,538. Accordingly, net unrealized depreciation for Federal income tax purposes aggregated $478,786, of which $12,131,450 related to appreciated securities and $12,610,236 related to depreciated securities.

At December 31, 1996 the Fund had a capital loss carryforward of $11,235,467 available to offset future capital gains of which $4,225,267, $882,969, $3,865,851 and $2,261,380 will expire on December 31, 1998, 1999, 2000 and 2003, respectively.

E. At June 30, 1997, 65.03% of the Fund's net assets comprised high yield fixed income securities. The financial condition of the issuers of the securities and general economic conditions may affect the issuers' ability to make payments of income and principal, as well as the market value of the securities. Such investments may also be less liquid and more volatile than investments in higher rated fixed income securities.

F. The Fund's Board of Directors has approved a share repurchase program authorizing the Fund from time to time to make open-market purchases on the New York Stock Exchange of up to 10 percent of the Fund's shares outstanding as of December 11, 1990. There were no repurchases of shares during the six months ended June 30, 1997.

G. The Fund issued to its shareholders of record as of the close of business on September 27, 1996 transferable Rights to subscribe for up to an aggregate of 10,160,570 shares of Common Stock of the Fund at a rate of one share of Common Stock for three Rights held at the subscription price of $7.15 per share. During October 1996, the Fund issued a total of 10,160,570 shares of Common Stock on exercize of such Rights. Rights' offering costs of $550,000 were charged directly against the proceeds of the Offering.

            SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED):

                                               AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS
                                                             THREE MONTHS ENDED
                                ----------------------------------------------------------------------------
                                 MARCH 31, 1997       JUNE 30, 1997
                                -----------------   ------------------
Investment Income.............  $  7,183   $ 0.21   $  6,361   $  0.18
Net Investment Income.........     6,609     0.19      5,782      0.17
Net Realized Gain/Loss and
 Change in Unrealized
 Appreciation/Depreciation on
 Investments..................    (2,551)   (0.07)     6,315      0.18
Net Increase in Net Assets
 Resulting from Operations....     4,058     0.12     12,097      0.35


                                                                          SEPTEMBER 30,       DECEMBER 31,
                                 MARCH 31, 1996       JUNE 30, 1996            1996               1996
                                -----------------   ------------------   ----------------   ----------------
Investment Income.............  $  5,283   $ 0.22   $  5,408   $  0.22   $ 5,922   $ 0.24   $ 5,769   $ 0.15
Net Investment Income.........     4,771     0.20      4,924      0.20     5,445     0.22     5,175     0.13
Net Realized Gain/Loss and
 Change in Unrealized
 Appreciation/Depreciation on
 Investments..................     1,294     0.05       (648)    (0.03)    1,811     0.08     1,213     0.08
Net Increase in Net Assets
 Resulting from Operations....     6,065     0.25      4,276      0.17     7,256     0.30     6,388     0.21

                                                                          SEPTEMBER 30,       DECEMBER 31,
                                 MARCH 31, 1995       JUNE 30, 1995            1995               1995
                                -----------------   ------------------   ----------------   ----------------
Investment Income.............  $  5,429   $ 0.22   $  6,009   $  0.25   $ 5,703   $ 0.23   $ 5,712   $ 0.23
Net Investment Income.........     4,969     0.20      5,582      0.23     5,205     0.21     5,208     0.22
Net Realized Gain/Loss and
 Change in Unrealized
 Appreciation/Depreciation on
 Investments..................     5,992     0.25      4,955      0.20       343     0.02       341     0.01
Net Increase in Net Assets
 Resulting from Operations....    10,961     0.45     10,537      0.43     5,548     0.23     5,549     0.23

                   SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)

The Annual Meeting of the Stockholders of the BEA Income Fund, Inc. was held on Monday May 12, 1997 at the offices of Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York City. The following is a summary of each proposal presented and the total number of shares voted:

                                                          VOTES IN       VOTES        VOTES
PROPOSAL                                                  FAVOR OF      AGAINST     ABSTAINED
-------------------------------------------------------  -----------  -----------  -----------
1.        To elect the following four Directors:
          Messrs. Enrique R. Arzac, Lawrence J. Fox,
          James S. Pasman, Jr. and William W. Priest,
          Jr.                                             24,991,346     286,487       --
2.        To ratify the selection of Price Waterhouse
          LLP as independent public accountants of the
          Fund until the next annual meeting.             24,940,895      81,290      255,648

DESCRIPTION OF DIVIDEND REINVESTMENT
AND CASH PURCHASE PLAN
---------

Pursuant to the BEA Income Fund, Inc.'s (the "Fund") Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each shareholder may elect to have all dividends and distibutions, net of any applicable U.S. withholding tax, automatically reinvested in additional shares of the Fund by the Chase Manhattan Bank, as the plan agent (the "Plan Agent"). Shareholders who do not make this election will receive all dividends and distributions in cash, net of any applicable U.S. withholding tax, paid in dollars by check mailed directly to the shareholder by the Plan Agent, as dividend-paying agent. Shareholders who wish to have dividends and distributions automatically reinvested should notify the Plan Agent for the Fund, at Dividend Reinvestment Department -- Retail,
4 New York Plaza, New York, NY 1004. A shareholder whose shares are held by a broker or nominee that does not provide a dividend reinvestment program may be required to have his shares registered in his own name to participate in the Plan. Investors who own shares of the Fund's common stock registered in street name should contact the broker or nominee for details concerning participation in the Plan.
    Certain distributions of cash attributable to (a) some of the dividends and interest amounts paid to the Fund and (b) certain capital gains earned by the Fund that are derived from securities of certain foreign issuers are subject to taxes payable by the Fund at the time amounts are remitted. Such taxes, if any, will be borne by the Fund and allocated to all shareholders in proportion to their interests in the Fund.
    The Plan Agent serves as agent for the shareholders in administering the Plan. If the Board of Directors of the Fund declares an income dividend or a capital gains distribution payable either in the Fund's common stock or in cash, as shareholders may have elected, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset value as determined at the time of purchase (generally on the payable date of the dividend) as set forth below. Whenever market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or distribution, participants will be issued shares of the Fund at a price equal to net asset value but not less than 95% of the then current market price of the Fund shares. The Fund will not issue shares under the Plan below net asset value. If net asset value determined as at the time of purchase exceeds the market price of Fund shares at such time, or if the Fund should declare a dividend or other distribution payable only in cash (i.e., if the Board of Directors should preclude reinvestment at net asset value), the Agent will, as agent for the participants, endeavor to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, on behalf of all participants, and will allocate to you your pro rata portion based on the average price paid (including brokerage commissions) for all shares purchased. Shares acquired on behalf of participants in the open market will be purchased at the prevailing market price. Fractions of a share allocated to you will be computed to four decimal places. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.
    For all purposes of the Plan: (a) the market price of the Fund's common stock on a dividend payment date shall be the last sale price on the New York Stock Exchange on that date, or, if there is no such sale, then the mean between the closing bid and asked quotations for such stock, and (b) net asset value per share of the Fund's commons stock on a particular date shall be as determined by or on behalf of the Fund.
    Participants in the Plan have the option of making additional cash payments to the Plan Agent, monthly, in any amount from $100 to $3,000, for investment in the Fund's common stock. Shareholders should be aware that cash contributions will be used to purchase shares of the Fund in the open market regardless of whether such shares are selling above, at or below the net asset value of the Fund. As a result, shareholders may be purchasing shares at a market price that reflects a premium to the Fund's net asset value.
    Cash contributions should be in the form of a check or money order and made payable in U.S. dollars and directed to The Chase Manhattan Bank, Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. Deliveries to any other address do not constitute valid delivery.
    A detachable form for use in making voluntary cash payments will be attached to each Dividend Reinvestment Plan statement you receive. The same amount of money need not be sent each month and there is no obligation to make an optional cash payment each month.
    Payments received by the Agent will be used to purchase stock under the Plan. Prior to such purchase of stock by the Agent, no interest will be paid on such funds sent to the Agent. Therefore, voluntary cash payments should be sent to reach the Agent shortly (but at least five business days) before the dividend payment date. Voluntary cash payments received after the five business day deadline will be invested by the Agent on the next succeeding dividend payment date. Dividend payment dates are expected to be the 15th (or next business day) of each month.
    You may obtain a refund of any voluntary cash payment if a request for such a refund is received in writing by the Agent not less than 48 hours before the next succeeding dividend payment.
    There is no charge to participants for reinvesting dividends or capital gains distributions. The Agent's fees for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent's open market purchases in connection with the reinvestment of dividends, capital gains distributions, or voluntary cash payments.
    Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing stock for all participants in blocks and pro rating the lower commissions thus attainable.
    The receipt of dividends and distributions in stock under the Plan will not relieve participants of any income tax (including withholding tax) that may be payable on such dividends and distributions.
    While the Fund presently intends to continue the Plan indefinitely, experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders of the Fund at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Agent by at least 30 days' written notice to all shareholders of the Fund.
    Any notices, questions or other correspondence regarding the Plan should be addressed to The Chase Manhattan Bank, Customer Service Department, 4 New York Plaza, New York, NY 10004. Be sure to include a reference to BEA Income Fund, Inc. or you may call (800) 428-8890.

                 (This page has been left blank intentionally.)